Net Working Capital and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2023
Net Working Capital and Capital Structure Abstract [Abstract]
Summary Of debt exchanges

Description	US$	% exchanged

5.9% Senior notes 2024	331,945	83.0%
7.3% Senior notes 2026	568,252	94.7%
Total	900,197	90.0%

Summary of financial obligations renegotiation

	December 31,		December 31,
Description	2023	2022	Variation	2021	Variation

Net working capital	(9,704,733)	(10,184,169)	479,436	(5,863,917)	(4,320,252)
Equity	(21,327,848)	(19,007,500)	(2,320,348)	(18,333,003)	(674,497)
The variation in the balance of net working capital, which represents a reduction in the deficit of approximately 4.7%, is specifically a consequence of the debt restructuring actions presented in note 2.1.4.

Breakdown of balances of provision for impairment and onerous contracts

	December 31,
Description	2023	2022

Provision for impairment of right-of-use assets	—	(110,349)
Provision for impairment of property and equipment	(143,790)	(279,077)
Total provision for impairment of Company assets	(143,790)	(389,426)

Total	(143,790)	(389,426)

Movement of provision for impairment and onerous contracts

Description	Impairment of assets	Onerous contracts	Total

At December 31, 2021	(912,154)	(693,407)	(1,605,561)
Reversals	516,157	586,634	1,102,791
Consumption	—	178,126	178,126
Interest incurred	—	(100,975)	(100,975)
Foreign currency exchange	—	29,622	29,622
Transfers	6,571	—	6,571
At December 31, 2022	(389,426)	—	(389,426)

Reversals	245,636	—	245,636
At December 31, 2023	(143,790)	—	(143,790)